Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Nature of Operations
Schedule of principle subsidiaries and VIEs

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Lede (Hong Kong) Limited (“Lede Hong Kong”), previously named Ujia (Hong Kong) Limited	Hong Kong, China May 30, 2011

Lede.com, Inc. (“Lede Cayman”), previously named Ujia.com, Inc.	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

NetEase Media, Inc. (“Media Cayman”)	Cayman Islands April 13, 2012

NetEase Media (Hong Kong) Limited (“Media Hong Kong”)	Hong Kong, China June 7, 2012

Anji Weiyang Agricultural Development Co., Ltd. (“Anji Weiyang”)	Anji, China September 18, 2012

NetEase Media Technology (Beijing) Co., Ltd.(“Media Beijing”)	Beijing, China November 28, 2012

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Name	Place and date of incorporation
Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

Zhoushan Bole Technology Co., Ltd.(“Bole”)	Zhoushan, China March 21, 2014

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008